LONG-TERM RECEIVABLE, NET (Details)	Dec. 20, 2020 USD ($)	Sep. 30, 2025 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023	Mar. 31, 2022 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 29, 2022	Dec. 20, 2020 CNY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of repayment agreements	2								2
Amount after allowance for credit loss	$ 935,170					$ 413,903	¥ 3,019,507		¥ 6,422,747
Annual rate of interest	2.00%				1.00%				2.00%
Number of entities that entered into amended repayment agreement								2
Amount of allowance for credit loss		$ 103,788		$ 5,073
Long-term accounts receivable			$ 101,820
Long-term accounts receivable, net		84,279	82,681	0
Long-term accounts receivable, net - non-current			82,681	197,005
Shanghai Mingzhe Office Equipment Co [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross long-term other receivables	$ 1,065,517								¥ 7,733,396
Annual rate of interest on the unpaid balance of other receivables	2.00%								2.00%
Amount of allowance for credit loss		903,992	671,088
Amount after allowance for credit loss of other receivables		135,917	344,304
Third party suppliers [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of allowance for credit loss		149,947	147,103
Amount after allowance for credit loss of other receivables		$ 343,055	$ 336,549
Number of suppliers	2